Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Maturities of Noncancellable Leases
2024	48
2025	2
Total future minimum lease payments	50

Less imputed interest:	(11)

Present value of operating lease liabilities	39